LONG-TERM DEBT, NET (Philippine Credit Facility) - Additional Information (Detail) - Philippine Credit Facility [Member] - Line of Credit [Member] $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 PHP (₱)	Oct. 14, 2015 USD ($)	Oct. 14, 2015 PHP (₱)
Long-Term Debt [Line Items]
Credit facility, maximum borrowing capacity			$ 49,824	₱ 2,350,000,000
Interest rate, description	interest, as amended from time to time, at the higher of: (i) the PHP BVAL Reference Rate of the selected interest period plus the applicable margin to be mutually agreed by the bank and the borrower at the time of drawdown, and (ii) PhilippinesTerm Deposit Facility Rate of the selected interest period plus the applicable margin to be mutually agreed by the bank and the borrower at the time of drawdown, such rate to be set one business day prior to the relevant interest period.
Maturity date, description	the Philippine Credit Facility availability period, as amended from time to time, is up to May 31, 2020, and the maturity date of each individual drawdown, as amended from time to time, to be the earlier of: (i) the date which is one year from the date of drawdown, and (ii) the date which is 360 days after the end of the availability period.
Amount drawn down as of the date	$ 46,311	₱ 2,350,000,000